Note 20 - Subsequent Event (Details Textual)	Jan. 01, 2020 CAD ($)
Ontario Interactive Digital Media Tax Credit [Member]
Statement Line Items [Line Items]
Proceeds from interactive digital media tax credits	$ 904,940